Differences between Financial Statements and Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 6,386,710	$ 5,757,075
Deemed distributions of participant loans	(100)	(37)
Adjustments from contract value to fair value for fully benefit-responsive contracts	(5,416)	(13,107)
Net assets available for benefits per Form 5500	$ 6,381,194	$ 5,743,931